UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2008, is filed herewith

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—96.5%
	Bermuda—1.4%
182,962	Tyco Electronics, Ltd.	$6,279,256

	Brazil—1.7%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	4,918,463
56,717	Contax Participacoes SA, ADR	60,120
56,717	Tele Norte Leste Participacoes SA, ADR	1,505,269
55,600	Telecomunicacoes Brasileiras SA, SP ADR	1,206,520
35,727	Vivo Participacoes SA, ADR† *	212,933
		7,903,305
	Canada—0.5%
349,940	Nortel Networks Corp.† *	2,341,098

	France—10.7%
1,432,500	Alcatel-Lucent	8,195,404
104,570	Carrefour SA†	8,076,377
147,600	Credit Agricole SA†	4,572,036
197,440	France Telecom SA†	6,646,330
322,600	Natixis†	5,195,241
215,527	Sanofi-Aventis†	16,186,214
		48,871,602
	Germany—4.7%
974,300	Deutsche Telekom AG, Registered†	16,244,723
28,900	Hypo Real Estate Holding AG†	751,787
533,000	Infineon Technologies AG† *	3,748,473
63,000	Infineon Technologies AG 144A# *	443,065
		21,188,048
	Italy—5.4%
1,136,480	Intesa Sanpaolo SpA	8,019,558
2,682,238	Telecom Italia SpA	5,616,689
4,518,290	Telecom Italia SpA-RNC	7,490,602
1,259,600	Unipol Gruppo Finanziario SpA (Preferrence)†	3,621,033
		24,747,882
	Japan—30.3%
280,600	Aiful Corp.†	4,498,704
169,000	Akita Bank, Ltd. (The)	768,336
520,000	Chuo Mitsui Trust Holdings, Inc.	3,139,996
403,000	Dai Nippon Printing Co., Ltd.†	6,400,541
117,238	Daiichi Sankyo Co., Ltd.	3,457,499
89,900	FUJIFILM Holdings Corp.	3,177,919
766,000	Hitachi, Ltd.†	4,533,407
165,800	Millea Holdings, Inc.	6,109,994
1,595,000	Mitsubishi UFJ Financial Group, Inc.†	13,736,231
1,091,000	Mitsui Sumitomo Insurance Co., Ltd.†	11,001,772
2,272	Mizuho Financial Group, Inc.†	8,304,426
3,472	Nippon Telegraph & Telephone Corp.	14,950,531
15,200	Nippon Telegraph & Telephone Corp., ADR	329,536
94,000	Ono Pharmaceutical Co., Ltd.	4,537,152
94,800	Rohm Co., Ltd.†	5,857,360

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Japan (Continued)
363,400	Seven & I Holdings Co., Ltd.†	$9,097,737
387,500	Sompo Japan Insurance, Inc.	3,414,781
146,000	Sony Corp.†	5,804,326
1,386	Sumitomo Mitsui Financial Group, Inc.†	9,104,907
209,000	Taisho Pharmaceutical Co., Ltd.	4,137,723
80,700	Takeda Pharmaceutical Co., Ltd.†	4,032,576
238,190	Takefuji Corp.†	5,032,855
115,800	TDK Corp.	6,830,182
		138,258,491
	Mexico—1.5%
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR	6,846,960

	Netherlands—10.7%
634,871	Aegon NV	9,351,226
116,300	Akzo Nobel NV	9,340,745
619,332	Koninklijke Ahold NV*	9,200,650
90,501	SNS Reaal 144A#	1,837,908
652,700	STMicroelectronics NV†	6,952,495
228,682	Unilever NV CVA	7,687,173
159,647	Wolters Kluwer NV	4,231,175
		48,601,372
	New Zealand—0.4%
604,475	Telecom Corp. of New Zealand, Ltd.†	1,776,712

	Portugal—1.8%
686,408	Portugal Telecom SGPS SA, Registered	7,984,125

	South Korea—4.2%
260,000	Korea Electric Power Corp., SP ADR	3,910,400
115,900	KT Corp., SP ADR†	2,752,625
11,300	Samsung Electronics Co., Ltd.	7,108,497
241,277	SK Telecom Co., Ltd., ADR	5,213,996
		18,985,518
	Spain—1.0%
158,983	Telefonica SA	4,572,874

	Sweden—1.9%
4,354,154	Telefonaktiebolaget LM Ericsson, Series B†	8,547,834

	Switzerland—2.7%
67,700	Novartis AG, Registered	3,472,845
28,300	Swiss Reinsurance, Registered†	2,474,200
19,040	Swisscom AG, Registered	6,528,959
		12,476,004
	United Kingdom—17.6%
388,419	AstraZeneca Plc	14,529,879
531,700	Barclays Plc	4,782,396
387,600	British Sky Broadcasting Group Plc	4,282,818
674,907	GlaxoSmithKline Plc	14,285,051
474,888	HSBC Holdings Plc	7,826,182

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
5,885,800	ITV Plc	$7,397,583
1,687,700	Kingfisher Plc	4,423,335
1,199,438	Marks & Spencer Group Plc	9,222,526
1,062,809	Royal Bank of Scotland Group Plc	7,116,850
1,197,101	WM Morrison Supermarkets Plc	6,518,656
		80,385,276

	TOTAL FOREIGN COMMON STOCKS (Cost $472,538,338)	439,766,357

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—20.6%
$21,864,816	State Street Bank & Trust (Euro Time Deposit)	1.100%	04/01/2008	21,864,816

Shares
71,919,351	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			71,919,351

	TOTAL SHORT-TERM INVESTMENTS (Cost $93,784,167)			93,784,167

	TOTAL INVESTMENTS AT MARKET VALUE—117.1% (Cost $566,322,505)			533,550,524
	Other Liabilities in Excess of Assets—(17.1)%			(78,007,649)
	NET ASSETS—100.0%			$455,542,875

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
††	Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2008, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	18.5%
Commercial Banks	16.1%
Pharmaceuticals	14.2%
Insurance	7.9%
Food and Staples Retailing	7.2%
Semiconductors and Semiconductor Equipment	5.3%
Electronic Equipment and Instruments	4.6%
Communications Equipment	4.2%
Media	3.5%
Consumer Finance	2.1%
Chemicals	2.0%
Multiline Retail	2.0%
Electric Utilities	1.9%
Food Products	1.7%
Commercial Services and Supplies	1.4%
Household Durables	1.3%
Wireless Telecommunication Services	1.2%
Specialty Retail	1.0%
Diversified Financial Services	0.4%
Short-Term Investments	20.6%
Total	117.1%

The accompanying notes are an integral part of these Schedule of Investments.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

Shares		Value (Note 1)

	COMMON STOCKS—98.0%
	Air Freight and Logistics—0.7%
24,720	Expeditors International of Washington, Inc.†	$1,116,850

	Beverages—5.5%
89,160	Coca-Cola Co. (The)	5,427,169
36,070	Fomento Economico Mexicano SAB de C.V., SP ADR	1,507,004
31,740	Molson Coors Brewing Co., Class B	1,668,572
		8,602,745
	Biotechnology—4.8%
16,670	BioMarin Pharmaceutical, Inc.† *	589,618
20,020	Genentech, Inc.*	1,625,224
20,460	Genzyme Corp.*	1,525,088
73,430	Gilead Sciences, Inc.*	3,783,848
		7,523,778
	Capital Markets—8.6%
9,490	BlackRock, Inc. /New York†	1,937,668
138,520	Charles Schwab Corp. (The)	2,608,331
14,690	Goldman Sachs Group, Inc. (The)	2,429,579
31,410	Northern Trust Corp.	2,087,823
27,510	State Street Corp.	2,173,290
44,850	T. Rowe Price Group, Inc.	2,242,500
		13,479,191
	Chemicals—3.1%
29,980	Monsanto Co.	3,342,770
13,980	Mosaic Co. (The)*	1,434,348
		4,777,118
	Commercial Banks—1.3%
31,590	PNC Financial Services Group, Inc.	2,071,356

	Communications Equipment—9.2%
182,030	Cisco Systems, Inc.*	4,385,103
161,330	Corning, Inc.	3,878,373
87,420	QUALCOMM, Inc.	3,584,220

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Communications Equipment (Continued)
23,060	Research in Motion, Ltd.*	$2,588,024
		14,435,720
	Computers and Peripherals—2.4%
26,240	Apple, Inc.*	3,765,440

	Containers and Packaging—0.8%
20,720	Owens-Illinois, Inc.*	1,169,230

	Diversified Financial Services—1.8%
5,820	CME Group, Inc.	2,730,162

	Diversified Telecommunication Services—1.3%
75,190	Tele Norte Leste Participacoes SA, ADR	1,995,543

	Electrical Equipment—1.1%
7,570	First Solar, Inc.*	1,749,730

	Electronic Equipment and Instruments—0.3%
11,660	Dolby Laboratories, Inc., Class A*	422,792

	Energy Equipment and Services—3.7%
49,960	Cameron International Corp.*	2,080,334
51,100	Weatherford International, Ltd.*	3,703,217
		5,783,551
	Food and Staples Retailing—1.2%
44,330	CVS Caremark Corp.	1,795,808

	Health Care Equipment and Supplies—4.6%
48,460	Baxter International, Inc.	2,801,957
12,160	Becton Dickinson & Co.	1,043,936
4,780	Intuitive Surgical, Inc.*	1,550,393
23,990	Zimmer Holdings, Inc.*	1,867,862
		7,264,148
	Hotels, Restaurants & Leisure—0.9%
12,350	Chipotle Mexican Grill, Inc., Class A† *	1,400,860

	Household Durables—1.0%
2,660	NVR, Inc.† *	1,589,350

	Household Products—1.7%
34,760	Colgate-Palmolive Co.	2,708,152

	Independent Power Producers and Energy Traders—1.5%
26,770	Constellation Energy Group, Inc.	2,362,988

	Industrial Conglomerates—4.7%
199,570	General Electric Co.	7,386,086

	Insurance—3.3%
42,440	AFLAC, Inc.	2,756,478

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
49,770	Chubb Corp. (The)	$2,462,620
		5,219,098
	Internet and Catalog Retail—0.7%
9,500	Priceline.com, Inc.† *	1,148,170

	Internet Software and Services—1.0%
19,600	Akamai Technologies, Inc.† *	551,936
31,330	VeriSign, Inc.† *	1,041,409
		1,593,345
	IT Services—1.7%
3,710	Fiserv, Inc.*	178,694
29,960	International Game Technology	1,204,692
21,410	Visa, Inc., Class A*	1,335,127
		2,718,513
	Life Sciences Tools and Services—1.2%
34,190	Thermo Fisher Scientific, Inc.*	1,943,360

	Machinery—2.9%
39,600	Deere & Co.	3,185,424
12,220	SPX Corp.	1,281,878
		4,467,302
	Multiline Retail—0.8%
38,780	Nordstrom, Inc.†	1,264,228

	Oil, Gas and Consumable Fuels—9.3%
32,140	CONSOL Energy, Inc.	2,223,767
38,670	Petroleo Brasileiro SA, ADR	3,948,594
26,330	Range Resources Corp.	1,670,638
50,860	Southwestern Energy Co.*	1,713,473
56,320	Williams Cos., Inc.	1,857,434
51,128	XTO Energy, Inc.	3,162,778
		14,576,684
	Pharmaceuticals—1.9%
32,740	Allergan, Inc.	1,846,208
24,140	Teva Pharmaceutical Industries, Ltd., SP ADR	1,115,027
		2,961,235
	Real Estate Investment Trusts (REITs)—0.4%
7,120	Public Storage, REIT	630,974

	Road and Rail—1.1%
13,430	Union Pacific Corp.	1,683,853

	Semiconductors and Semiconductor Equipment—3.3%
176,780	Applied Materials, Inc.†	3,448,978
12,790	MEMC Electronic Materials, Inc.*	906,811

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Semiconductors and Semiconductor Equipment (Continued)
25,650	Microchip Technology, Inc.†	$839,524
		5,195,313
	Software—0.8%
46,360	Activision, Inc.*	1,266,092

	Specialty Retail—4.4%
32,930	GameStop Corp., Class A*	1,702,810
31,830	Guess?, Inc.†	1,288,160
65,220	Lowe’s Cos., Inc.	1,496,147
36,660	TJX Cos., Inc.	1,212,346
37,860	Urban Outfitters, Inc.† *	1,186,911
		6,886,374
	Textiles, Apparel and Luxury Goods—1.6%
46,900	Coach, Inc.*	1,414,035
14,780	Nike, Inc., Class B	1,005,040
		2,419,075
	Thrifts and Mortgage Finance—0.4%
36,610	People’s United Financial, Inc.	633,719

	Wireless Telecommunication Services—3.0%
47,820	America Movil SAB de C.V., Series L, ADR	3,045,656
16,840	Millicom International Cellular SA*	1,592,222
		4,637,878

	TOTAL COMMON STOCKS (Cost $144,587,794)	153,375,811

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—12.6%
$4,700,025	State Street Bank & Trust (Euro Time Deposit)	1.100%	04/01/2008	4,700,025

Shares
15,109,126	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	15,109,126

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,809,151)	19,809,151

	TOTAL INVESTMENTS AT MARKET VALUE—110.6% (Cost $164,396,945)	173,184,962
	Other Liabilities in Excess of Assets—(10.6)%	(16,651,833)
	NET ASSETS—100.0%	$156,533,129

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2008, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	18.0%
Financials	15.8%
Energy	13.0%
Health Care	12.6%
Industrials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	8.4%
Telecommunication Services	4.2%
Materials	3.8%
Utilities	1.5%
Short-Term Investments	12.6%
Total	110.6%

The accompanying notes are an integral part of these Schedule of Investments.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

		Value
Shares		(Note 1)

	COMMON STOCKS—96.4%
	Aerospace & Defense—1.8%
31,450	Goodrich Corp.†	$1,808,688
45,290	Orbital Sciences Corp.† *	1,091,489
		2,900,177
	Auto Components—1.2%
41,800	Arvinmeritor, Inc.†	522,918
27,300	Autoliv, Inc.	1,370,460
		1,893,378
	Biotechnology—2.3%
99,700	Alkermes, Inc.† *	1,184,436
72,200	Cv Therapeutics, Inc.† *	514,786
60,100	Genomic Health, Inc.† *	1,135,289
58,400	Nanosphere, Inc.† *	505,744
57,300	Progenics Pharmaceuticals, Inc.† *	374,169
		3,714,424
	Building Products—0.3%
21,700	NCI Building Systems, Inc.† *	525,140

	Capital Markets—1.5%
19,600	Investment Technology Group, Inc.*	905,128
28,900	MF Global, Ltd.† *	286,399
28,600	Thomas Weisel Partners Group, Inc.† *	189,332
30,000	Waddell & Reed Financial, Inc., Class A	963,900
		2,344,759
	Chemicals—2.4%
22,300	Albemarle Corp.	814,396
16,700	Cabot Corp.†	467,600
99,700	Chemtura Corp.†	731,798
19,000	FMC Corp.†	1,054,310
38,000	Hercules, Inc.†	695,020
		3,763,124
	Commercial Services and Supplies—3.2%
20,300	Avery Dennison Corp.	999,775
24,800	Clean Harbors, Inc.† *	1,612,000
50,000	Republic Services, Inc.	1,462,000
12,340	Ritchie Bros. Auctioneers, Inc.	1,013,361
		5,087,136
	Communications Equipment—4.0%
46,800	ADTRAN, Inc.†	865,800
40,490	Anaren, Inc.† *	512,603
130,214	Arris Group, Inc.† *	757,846
25,600	Ciena Corp.† *	789,248
13,300	CommScope, Inc.† *	463,239
70,400	Foundry Networks, Inc.† *	815,232
101,500	Harmonic, Inc.*	771,400
37,200	Polycom, Inc.† *	838,488

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Communications Equipment (Continued)
183,020	Sonus Networks, Inc.† *	$629,589
		6,443,445
	Computers and Peripherals—2.3%
26,042	Avid Technology, Inc.† *	633,862
33,650	Diebold, Inc.†	1,263,558
67,200	Western Digital Corp.† *	1,817,088
		3,714,508
	Construction and Engineering—4.9%
69,020	Chicago Bridge & Iron Co., NV	2,708,345
21,840	Fluor Corp.	3,082,934
28,380	Jacobs Engineering Group, Inc.† *	2,088,484
		7,879,763
	Containers and Packaging—3.1%
182,500	Crown Holdings, Inc.*	4,591,700
50,320	Smurfit-Stone Container Corp.† *	387,464
		4,979,164
	Diversified Consumer Services—0.8%
46,800	Sotheby’s†	1,352,988

	Diversified Financial Services—0.3%
11,800	Portfolio Recovery Associates, Inc.†	506,102

	Diversified Telecommunication Services—0.3%
219,631	Level 3 Communications, Inc.† *	465,618

	Electrical Equipment—2.6%
18,700	AO Smith Corp.†	614,669
54,400	Belden, Inc.†	1,921,408
17,700	Franklin Electric Co., Inc.†	604,809
15,400	Hubbell, Inc., Class B†	672,826
9,000	Thomas & Betts Corp.† *	327,330
		4,141,042
	Electronic Equipment and Instruments—3.2%
39,600	Cognex Corp.†	864,468
47,600	DTS, Inc.† *	1,142,400
27,000	Itron, Inc.† *	2,436,210
18,000	Rogers Corp.† *	601,380
		5,044,458
	Energy Equipment and Services—4.0%
12,100	Core Laboratories NV† *	1,443,530
33,000	Dril-Quip, Inc.† *	1,533,510
17,611	ENSCO International, Inc.†	1,102,801
11,300	National-Oilwell Varco, Inc.† *	659,694
34,560	Noble Corp.	1,716,595
		6,456,130
	Health Care Equipment and Supplies—5.7%
68,000	Cooper Cos., Inc. (The)†	2,341,240

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Health Care Equipment and Supplies (Continued)
50,900	Cyberonics, Inc.† *	$738,050
178,700	Dexcom, Inc.† *	739,818
77,200	Insulet Corp.† *	1,111,680
40,400	Merit Medical Systems, Inc.*	639,532
121,800	RTI Biologics, Inc.*	1,151,010
35,780	STERIS Corp.†	959,977
57,800	Wright Medical Group, Inc.† *	1,395,292
		9,076,599
	Health Care Providers and Services—6.4%
59,800	AMN Healthcare Services, Inc.*	922,116
30,600	Cross Country Healthcare, Inc.† *	378,522
20,880	Express Scripts, Inc.† *	1,343,002
25,600	Healthextras, Inc.† *	635,904
18,900	Magellan Health Services, Inc.† *	750,141
146,800	Omnicare, Inc.†	2,665,888
12,500	Patterson Cos., Inc.† *	453,750
26,600	Pediatrix Medical Group, Inc.† *	1,792,840
43,600	Providence Service Corp.† *	1,308,000
		10,250,163
	Health Care Technology—0.9%
72,900	Eclipsys Corp.† *	1,429,569

	Hotels, Restaurants & Leisure—0.6%
21,200	Cheesecake Factory (The)† *	461,948
11,200	Panera Bread Co., Class A† *	469,168
		931,116
	Household Durables—0.4%
13,600	Harman International Industries, Inc.†	592,144

	Industrial Conglomerates—0.4%
18,100	Carlisle Cos., Inc.†	605,264

	Insurance—0.9%
35,600	Montpelier Re Holdings, Ltd.†	571,380
45,300	OneBeacon Insurance Group, Ltd.†	861,606
		1,432,986
	Internet Software and Services—0.7%
52,300	SAVVIS, Inc.† *	850,921
27,700	Switch & Data Facilities Co.† *	282,817
		1,133,738
	IT Services—0.9%
23,800	Global Payments, Inc.†	984,368
31,970	Perot Systems Corp., Class A† *	480,829
		1,465,197
	Life Sciences Tools and Services—6.7%
31,344	Charles River Laboratories International, Inc.† *	1,847,415
70,600	Helicos BioSciences Corp.† *	426,424
29,300	ICON Plc, SP ADR† *	1,901,277

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Life Sciences Tools and Services (Continued)
38,600	Illumina, Inc.† *	$2,929,740
13,860	Millipore Corp.† *	934,303
29,260	Parexel International Corp.*	763,686
43,900	Pharmaceutical Product Development, Inc.†	1,839,410
		10,642,255
	Machinery—5.4%
52,100	Albany International Corp., Class A†	1,882,894
25,400	Kadant, Inc.*	746,252
38,300	Kaydon Corp.†	1,681,753
45,300	Navistar International Corp.† *	2,724,795
8,900	Oshkosh Truck Corp.†	322,892
27,400	Pall Corp.	960,918
12,000	Pentair, Inc.†	382,800
		8,702,304
	Marine—1.6%
44,200	Kirby Corp.*	2,519,400

	Media—0.4%
45,500	Cinemark Holdings, Inc.†	581,945

	Metals and Mining—2.9%
24,500	Brush Engineered Materials, Inc.† *	628,915
21,100	Freeport-McMoran Copper & Gold, Inc.†	2,030,242
85,300	Hecla Mining Co.† *	951,948
21,600	RTI International Metals, Inc.† *	976,536
		4,587,641
	Multiline Retail—0.6%
37,340	Dollar Tree, Inc.*	1,030,211

	Oil, Gas and Consumable Fuels—2.1%
22,300	Massey Energy Co.†	813,950
125,460	Talisman Energy, Inc.	2,220,642
13,200	World Fuel Services Corp.†	370,524
		3,405,116
	Paper and Forest Products—0.6%
40,200	Neenah Paper, Inc.†	1,036,356

	Personal Products—0.1%
7,400	Nu Skin Enterprises, Inc., Class A†	133,348

	Pharmaceuticals—0.2%
17,100	Medicis Pharmaceutical Corp., Class A†	336,699

	Real Estate Investment Trusts (REITs)—0.6%
102,100	Capitalsource, Inc., REIT†	987,307
1,155	Deerfield Capital Corp., REIT	1,628
		988,935
	Road and Rail—2.1%
6,800	Avis Budget Group, Inc.† *	72,216

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Road and Rail (Continued)
33,400	Kansas City Southern† *	$1,339,674
37,800	Landstar System, Inc.	1,971,648
		3,383,538
	Semiconductors and Semiconductor Equipment—11.9%
73,100	Actel Corp.† *	1,119,161
59,800	Altera Corp.	1,102,114
47,500	ATMI, Inc.† *	1,321,925
16,600	Cabot Microelectronics Corp.† *	533,690
41,000	Cirrus Logic, Inc.† *	275,520
60,700	Cree, Inc.† *	1,697,172
50,700	Cymer, Inc.† *	1,320,228
16,150	Cypress Semiconductor Corp.*	381,301
90,500	Entropic Communications, Inc.*	352,045
52,800	Fairchild Semiconductor International, Inc.*	629,376
91,720	Integrated Device Technology, Inc.*	819,060
22,000	International Rectifier Corp.*	473,000
71,500	Maxim Integrated Products, Inc.†	1,457,885
20,900	MEMC Electronic Materials, Inc.*	1,481,810
61,600	Microsemi Corp.† *	1,404,480
304,500	Mindspeed Technologies, Inc.† *	146,160
56,040	National Semiconductor Corp.	1,026,653
162,000	PMC-Sierra, Inc.† *	923,400
31,300	Silicon Laboratories, Inc.† *	987,202
17,400	SiRF Technology Holdings, Inc.† *	88,566
196,470	Skyworks Solutions, Inc.† *	1,430,301
		18,971,049
	Software—4.2%
104,500	Amdocs, Ltd.*	2,963,620
28,800	Commvault Systems, Inc.† *	357,120
63,900	Macrovision Corp.† *	862,650
33,700	Manhattan Associates, Inc.† *	772,741
24,400	Sonic Solutions, Inc.† *	235,460

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Software (Continued)
167,300	TiVo, Inc.† *	$1,465,548
		6,657,139
	Specialty Retail—0.3%
22,100	CarMax, Inc.† *	429,182

	Textiles, Apparel and Luxury Goods—0.2%
25,400	Quiksilver, Inc.† *	249,174

	Trading Companies and Distributors—0.9%
36,300	Watsco, Inc.†	1,503,546

	Wireless Telecommunication Services—0.5%
22,700	NII Holdings, Inc., Class B*	721,406

	TOTAL COMMON STOCKS (Cost $129,039,804)	154,007,376

		Expiration	Value
Shares		Date	(Note 1)
RIGHTS—0.0%
9,800	Veritas Software Corp.*
	(Cost $0)	N/A	0

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—47.3%
$6,113,660	State Street Bank & Trust (Euro Time Deposit)	1.100%	04/01/2008	6,113,660

Shares
69,329,009	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	69,329,009

	TOTAL SHORT-TERM INVESTMENTS (Cost $75,442,669)	75,442,669

	TOTAL INVESTMENTS AT MARKET VALUE—143.7% (Cost $204,482,473)	229,450,045
	Other Liabilities in Excess of Assets—(43.7)%	(69,740,712)
	NET ASSETS—100.0%	$159,709,333

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2008, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.2%
Industrials	23.3%
Health Care	22.2%
Materials	9.0%
Energy	6.2%
Consumer Discretionary	4.4%
Financials	3.3%
Telecommunication Services	0.8%
Consumer Staples	0.1%
Short-Term Investments	47.2%
Total	143.7%

The accompanying notes are an integral part of these Schedule of Investments.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

		Value
Shares		(Note 1)

	COMMON STOCKS—91.5%
	Aerospace & Defense—16.2%
16,030	Boeing Co.	$1,192,151
23,840	General Dynamics Corp.	1,987,541
31,240	Lockheed Martin Corp.	3,102,132
27,390	Northrop Grumman Corp.	2,131,216
18,520	Precision Castparts Corp.	1,890,522
45,360	Raytheon Co.†	2,930,709
		13,234,271
	Biotechnology—7.4%
24,960	Amgen, Inc.*	1,042,829
49,065	Biogen Idec, Inc.† *	3,026,820
26,070	Genzyme Corp.*	1,943,258
		6,012,907
	Capital Markets—4.3%
8,840	Franklin Resources, Inc.	857,392
15,750	Goldman Sachs Group, Inc. (The)	2,604,892
		3,462,284
	Chemicals—1.0%
9,960	Praxair, Inc.	838,931

	Commercial Banks—4.7%
56,140	U.S. Bancorp†	1,816,691
68,200	Wells Fargo & Co.	1,984,620
		3,801,311
	Communications Equipment—2.3%
77,080	Cisco Systems, Inc.*	1,856,857

	Computers and Peripherals—5.3%
39,960	Hewlett-Packard Co.	1,824,573
11,370	International Business Machines Corp.	1,309,142
75,330	Sun Microsystems, Inc.† *	1,169,875
		4,303,590
	Diversified Financial Services—5.2%
45,190	Bank of America Corp.†	1,713,153
58,720	JPMorgan Chase & Co.	2,522,024
		4,235,177
	Diversified Telecommunication Services—1.5%
32,600	AT&T, Inc.	1,248,580

	Electronic Equipment and Instruments—3.4%
65,550	Agilent Technologies, Inc.† *	1,955,356
24,240	Tyco Electronics, Ltd.	831,917
		2,787,273
	Energy Equipment and Services—4.4%
51,260	Halliburton Co.	2,016,056
15,510	National-Oilwell Varco, Inc.† *	905,474

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Energy Equipment and Services (Continued)
5,080	Transocean, Inc.*	$686,816
		3,608,346
	Food and Staples Retailing—2.3%
64,540	Safeway, Inc.†	1,894,249

	Health Care Equipment and Supplies—4.7%
22,560	Baxter International, Inc.	1,304,419
31,520	Covidien, Ltd.†	1,394,760
22,880	Medtronic, Inc.	1,106,706
		3,805,885
	Household Products—2.2%
27,340	Kimberly-Clark Corp.	1,764,797

	Machinery—2.0%
20,030	Deere & Co.	1,611,213

	Media—6.7%
87,880	DIRECTV Group, Inc. (The)*	2,178,545
145,760	Liberty Media Corp. - Entertainment, Series A*	3,300,007
		5,478,552
	Metals and Mining—1.7%
12,530	BHP Billiton, Ltd., SP ADR	825,100
6,040	Freeport-McMoran Copper & Gold, Inc.†	581,169
		1,406,269
	Multiline Retail—3.1%
30,300	Kohl’s Corp.*	1,299,567
52,490	Macy’s, Inc.†	1,210,419
		2,509,986
	Oil, Gas and Consumable Fuels—4.8%
19,600	Chevron Corp.	1,673,056
16,700	Devon Energy Corp.	1,742,311
4,400	EOG Resources, Inc.	528,000
		3,943,367
	Pharmaceuticals—2.9%
21,120	Abbott Laboratories	1,164,768
18,870	Johnson & Johnson	1,224,097
		2,388,865
	Semiconductors and Semiconductor Equipment—1.3%
48,160	Intel Corp.	1,020,029

	Wireless Telecommunication Services—4.1%
14,900	America Movil SAB de C.V., Series L, ADR	948,981

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Wireless Telecommunication Services (Continued)
31,640	China Mobile, Ltd., SP ADR†	$2,373,316
		3,322,297

	TOTAL COMMON STOCKS (Cost $74,050,918)	74,535,036

Par				Value
Amount		Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—25.7%
$7,896,285	State Street Bank & Trust (Euro Time Deposit)	1.100%	04/01/2008	7,896,285

Shares
12,980,548	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			12,980,548

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,876,833)			20,876,833

	TOTAL INVESTMENTS AT MARKET VALUE—117.2% (Cost $94,927,751)			95,411,869
	Other Liabilities in Excess of Assets—(17.2)%			(13,968,931)
	NET ASSETS—100.0%			$81,442,938

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2008, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	18.2%
Health Care	15.0%
Financials	14.1%
Information Technology	12.3%
Consumer Discretionary	9.8%
Energy	9.3%
Telecommunication Services	5.6%
Consumer Staples	4.5%
Materials	2.8%
Short-Term Investments	25.6%
Total	117.2%

The accompanying notes are an integral part of these Schedule of Investments.

M Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of March 31, 2008, the  Company consisted of four separate diversified investment portfolios:  Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equity securities traded on a foreign exchange for which no sale occurs are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the Pricing Committee’s opinion, reflect value of a security, are valued at fair value using methods determined in good faith by the Pricing Committee of the Company’s Board of Directors, including, without limitation: fundamental analytical data relating to the investment in the portfolio security; financial statements of the issuer; cost at date of purchase; size of holding; special reports prepared by analysts; information as to any transactions or offers with respect to the portfolio security or asset; existence of merger proposals or tender offers affecting the portfolio security; price and extent of public trading in similar securities of the issuer or compatible companies; significant fluctuations in domestic or foreign stock or bond markets or other significant changes affecting U.S. or foreign markets; and other relevant matters.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds’ investments carried at value:

Asset Valuation Inputs

		Level 2 - Other	Level 3 - Significant
	Level 1 -	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
	Investments in	Investments in	Investments in
	Securities	Securities	Securities	Total
Brandes International Equity Fund	$439,766,357	$93,784,167	—	$533,550,524
Turner Core Growth Fund	$153,375,811	$19,809,151	—	$173,184,962
Frontier Capital Appreciation Fund	$154,007,377	$75,442,669	—	$229,450,046
Business Opportunity Value Fund	$74,535,035	$20,876,834	—	$95,411,869

Security Lending

The Funds  participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (US Currency) as collateral against the loaned securities.  To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent in short-term investments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the market value of the loaned securities at the inceptions of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any additional collateral is delivered to the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At March 31, 2008, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Brandes International Equity Fund	$68,280,681	$71,919,351
Turner Core Growth Fund	14,762,988	15,109,126
Frontier Capital Appreciation Fund	67,334,671	69,329,009
Business Opportunity Value Fund	12,688,540	12,980,548

2.    Tax Information

At March 31, 2008, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

Brandes International Equity Fund	$494,403,205	$43,740,352	$(76,512,383)	$(32,772,031)
Turner Core Growth Fund	164,905,034	11,467,774	(3,187,846)	8,279,928
Frontier Capital Appreciation Fund	204,933,389	44,363,729	(19,847,072)	24,516,657
Business Opportunity Value Fund	96,375,542	1,408,802	(2,372,476)	(963,674)

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)

Date	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)

Date	May 20, 2008

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	May 20, 2008